Related party disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party disclosures
Short-term benefits	$ 4.6	$ 3.0
Share-based payments	5.9	4.9
Total	$ 10.5	$ 7.9